Schedule of Investments (unaudited) December 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
Altium Ltd.	1,628	$42,700
Appen Ltd.	572	10,898
AUB Group Ltd.	2,332	29,134
Bapcor Ltd.	10,560	63,396
Breville Group Ltd.	2,200	43,408
Cleanaway Waste Management Ltd.	38,720	70,214
Codan Ltd.	3,960	34,163
Collins Foods Ltd.	2,112	15,710
Computershare Ltd.	17,612	198,282
CSL Ltd.	5,398	1,179,549
Domino’s Pizza Enterprises Ltd.	1,158	77,455
Evolution Mining Ltd.	61,996	238,718
JB Hi-Fi Ltd.	6,072	227,807
Nick Scali Ltd.	4,884	36,368
Northern Star Resources Ltd.	12,022	117,722
Pro Medicus Ltd.	352	9,279
Sonic Healthcare Ltd.	14,564	361,312
Technology One Ltd.	4,664	29,512

		2,785,627

Austria — 0.2%
CA Immobilien Anlagen AG	3,132	120,138
Wienerberger AG	3,212	102,496

		222,634

Belgium — 0.4%
Barco NV	1,980	43,171
Elia Group SA/NV	880	104,981
Etablissements Franz Colruyt NV	2,112	125,253
UCB SA	2,146	221,822

		495,227

Canada — 18.2%
Agnico Eagle Mines Ltd.	4,113	289,234
Alimentation Couche-Tard Inc., Class B	6,751	229,873
Atco Ltd., Class I, NVS	3,886	111,303
Badger Daylighting Ltd.	572	17,075
Bank of Montreal	33,109	2,515,140
Brookfield Asset Management Inc., Class A	20,748	856,954
Canadian Imperial Bank of Commerce	27,737	2,367,007
Canadian National Railway Co.	13,552	1,488,592
Canadian Pacific Railway Ltd.	1,320	457,472
Canadian Tire Corp. Ltd., Class A, NVS	1,969	258,613
Canadian Western Bank	3,837	86,197
Cargojet Inc.	132	22,259
Cogeco Communications Inc.	616	47,317
Cogeco Inc.	176	11,325
Dollarama Inc.	1,408	57,337
Empire Co. Ltd., Class A, NVS	3,216	87,822
Enghouse Systems Ltd.	572	27,680
Equitable Group Inc.	176	13,953
Finning International Inc.	5,971	126,685
First National Financial Corp.	1,012	32,950
FirstService Corp.	396	54,153
Fortis Inc.	21,296	869,224
Franco-Nevada Corp.	1,414	177,138
George Weston Ltd.	1,738	129,709
goeasy Ltd.	396	30,042
iA Financial Corp. Inc.	4,227	183,081
Intact Financial Corp.	3,547	419,626
Loblaw Companies Ltd.	3,793	187,000

Security	Shares	Value

Canada (continued)
Magna International Inc.	9,016	$637,701
Manulife Financial Corp.	110,734	1,968,701
Maple Leaf Foods Inc.	2,156	47,757
Metro Inc.	4,444	198,131
National Bank of Canada	15,558	874,863
North West Co. Inc. (The)	2,502	63,709
Open Text Corp.	5,397	245,025
Parkland Corp./Canada	5,104	161,814
Premium Brands Holdings Corp.	1,036	81,912
Quebecor Inc., Class B	5,081	130,654
Ritchie Bros Auctioneers Inc.	1,728	120,011
Royal Bank of Canada	45,641	3,746,933
Saputo Inc.	5,192	145,205
Stantec Inc.	2,196	71,155
Stella-Jones Inc.	1,100	39,959
Sun Life Financial Inc.	26,953	1,197,441
TMX Group Ltd.	1,320	131,731
Toromont Industries Ltd.	1,480	103,623
Toronto-Dominion Bank (The)	66,757	3,768,574
Wheaton Precious Metals Corp.	7,392	308,445

		25,198,105

China — 5.3%
China Communications Services Corp. Ltd., Class H	88,000	38,814
China Gas Holdings Ltd.	45,800	181,928
China Medical System Holdings Ltd.	98,000	109,453
China Merchants Bank Co. Ltd., Class A	52,800	357,193
China Overseas Land & Investment Ltd.	251,500	546,863
China Railway Group Ltd., Class A	66,000	53,538
China Resources Gas Group Ltd.	10,000	53,199
China Water Affairs Group Ltd.	108,000	84,407
CIFI Holdings Group Co. Ltd.	176,000	149,129
CSPC Pharmaceutical Group Ltd.	264,000	269,998
Guangdong Investment Ltd.	142,000	255,656
Jiangsu Nhwa Pharmaceutical Co. Ltd.	4,400	10,816
Kweichow Moutai Co. Ltd., Class A	1,100	338,297
Longfor Group Holdings Ltd.(a)	54,000	316,178
Luxshare Precision Industry Co. Ltd., Class A	4,400	38,009
Metallurgical Corp. of China Ltd., Class A	52,800	22,188
New China Life Insurance Co. Ltd., Class A	4,400	39,262
New China Life Insurance Co. Ltd., Class H	46,900	182,970
Ping An Insurance Group Co. of China Ltd., Class A	22,000	294,546
Ping An Insurance Group Co. of China Ltd., Class H	176,000	2,156,348
Shanghai International Airport Co. Ltd., Class A	4,400	51,242
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,200	21,740
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	56,600	99,713
Shengyi Technology Co. Ltd., Class A	4,400	19,072
Shenzhou International Group Holdings Ltd.	15,200	297,968
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	4,400	13,166
Suofeiya Home Collection Co. Ltd., Class A	4,400	17,541
Tencent Holdings Ltd.	12,700	923,773
TravelSky Technology Ltd., Class H	44,000	106,115
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	4,400	21,151
Wuliangye Yibin Co. Ltd., Class A	4,100	184,185
Zhejiang Supor Co. Ltd., Class A	4,400	52,821

		7,307,279

Colombia — 0.3%
Bancolombia SA	11,771	120,377

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Colombia (continued)
Grupo Argos SA	8,932	$36,297
Grupo Nutresa SA	7,524	52,793
Interconexion Electrica SA ESP	14,212	106,782
Promigas SA ESP	8,052	19,774

		336,023

Denmark — 0.8%
Coloplast A/S, Class B	2,729	417,010
DSV PANALPINA A/S	675	113,175
GN Store Nord A/S	616	49,333
Novozymes A/S, Class B	3,837	220,437
Ringkjoebing Landbobank A/S	583	53,091
ROCKWOOL International A/S, Class A	44	14,827
ROCKWOOL International A/S, Class B	190	71,147
Royal Unibrew A/S	924	107,323
SimCorp A/S	528	78,590

		1,124,933

Finland — 0.7%
Huhtamaki OYJ	2,464	127,407
Neste OYJ	8,404	608,325
Olvi Oyj, Class A	352	20,888
Uponor OYJ	2,024	44,973
Valmet OYJ	5,764	164,747

		966,340

France — 6.3%
Danone SA	33,409	2,197,579
Dassault Systemes SE	828	168,326
Iliad SA	264	54,299
Pharmagest Interactive	88	11,995
Rubis SCA	5,382	250,104
Sanofi	38,280	3,686,111
Schneider Electric SE	14,740	2,133,555
Teleperformance	624	207,136

		8,709,105

Germany — 11.6%
Allianz SE, Registered	15,937	3,913,593
Atoss Software AG	88	17,012
Bechtle AG	264	57,626
Brenntag AG	3,645	282,486
Cewe Stiftung & Co. KGaA	132	14,940
Deutsche Boerse AG	4,840	824,636
Deutsche Wohnen SE	9,436	504,419
DIC Asset AG	2,684	44,203
Encavis AG	2,464	64,367
Fresenius Medical Care AG & Co. KGaA	4,416	368,498
Fresenius SE & Co. KGaA	10,673	494,151
FUCHS PETROLUB SE	968	44,829
Gerresheimer AG	491	52,717
LANXESS AG	1,540	118,257
LEG Immobilien AG	2,662	413,846
Nemetschek SE	440	32,517
New Work SE	44	15,074
Nexus AG	176	10,983
Rheinmetall AG	1,584	167,801
SAP SE	20,532	2,693,573
Siemens AG, Registered	27,210	3,912,569
Sirius Real Estate Ltd.	42,812	54,659
Software AG	1,364	55,642
STRATEC SE	88	13,222
Symrise AG	1,276	169,239

Security	Shares	Value

Germany (continued)
TAG Immobilien AG	6,059	$192,009
Talanx AG(b)	2,433	94,546
Vib Vermoegen AG, NVS	748	26,221
Vonovia SE	19,712	1,441,328

		16,094,963

Greece — 0.1%
Hellenic Telecommunications Organization SA	10,455	168,601
Sarantis SA	820	9,381

		177,982

Hong Kong — 3.4%
AIA Group Ltd.	218,600	2,678,282
CLP Holdings Ltd.	88,000	813,738
Henderson Land Development Co. Ltd.	79,852	311,526
Jardine Strategic Holdings Ltd.	4,400	109,472
K Wah International Holdings Ltd.	132,000	63,499
Kerry Logistics Network Ltd.	22,000	48,234
MTR Corp. Ltd.	59,500	332,651
Swire Properties Ltd.	52,000	151,228
Techtronic Industries Co. Ltd.	15,000	213,958

		4,722,588

India — 2.3%
Asian Paints Ltd.	2,899	109,683
Astral Poly Technik Ltd.	176	4,294
Bajaj Finance Ltd.	660	47,830
Balkrishna Industries Ltd.	1,892	42,629
Berger Paints India Ltd.	1,452	15,092
Infosys Ltd.	81,708	1,404,303
LIC Housing Finance Ltd.	7,832	38,722
Page Industries Ltd.	88	33,253
Pidilite Industries Ltd.	836	20,202
Power Grid Corp. of India Ltd.	159,456	414,312
Relaxo Footwears Ltd.(b)	308	3,413
Reliance Industries Ltd.	3,564	96,837
Reliance Industries Ltd., GDR(a)	4,356	238,273
Sundaram Finance Ltd.	484	11,951
Tata Consultancy Services Ltd.	15,664	613,708
UltraTech Cement Ltd.	308	22,291

		3,116,793

Indonesia — 1.3%
Bank Central Asia Tbk PT	226,600	545,937
Bank Mandiri Persero Tbk PT	1,196,800	538,773
Bank Rakyat Indonesia Persero Tbk PT	2,471,300	733,475
Mayora Indah Tbk PT	92,400	17,822

		1,836,007

Ireland — 1.2%
CRH PLC(b)	23,540	979,857
Kerry Group PLC, Class A	1,238	179,499
Smurfit Kappa Group PLC	8,792	409,213
UDG Healthcare PLC	4,620	49,259

		1,617,828

Italy — 3.4%
ACEA SpA	2,647	55,544
Buzzi Unicem SpA	220	5,249
DiaSorin SpA	176	36,630
Enel SpA	378,407	3,831,787
Interpump Group SpA	748	36,920
Iren SpA	27,984	72,794
Recordati Industria Chimica e Farmaceutica SpA	2,596	143,983

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Reply SpA	220	$25,653
Terna Rete Elettrica Nazionale SpA	71,060	543,409
Zignago Vetro SpA	264	4,419

		4,756,388

Japan — 14.3%
Aeon Delight Co. Ltd.	100	2,602
Aeon Mall Co. Ltd.	4,400	72,534
Aica Kogyo Co. Ltd.	4,400	151,930
Alfresa Holdings Corp.	5,800	106,119
Astellas Pharma Inc.	61,100	943,323
Chiba Bank Ltd. (The)	27,300	150,190
COMSYS Holdings Corp.	5,400	167,631
Dai-ichi Life Holdings Inc.	48,400	727,559
DCM Holdings Co. Ltd.	4,400	50,246
DTS Corp.	4,400	90,604
Fujicco Co. Ltd.	4,400	85,319
Hakuhodo DY Holdings Inc.	10,800	148,017
Hankyu Hanshin Holdings Inc.	4,400	146,177
Hitachi Capital Corp.	2,000	48,254
Itochu Techno-Solutions Corp.	1,300	46,399
Japan Material Co. Ltd.	4,400	60,261
Kakaku.com Inc.	4,400	120,606
Kandenko Co. Ltd.	4,400	37,205
Kansai Paint Co. Ltd.	5,400	166,061
Kao Corp.	10,700	825,987
KDDI Corp.	82,000	2,435,101
Kobayashi Pharmaceutical Co. Ltd.	200	24,427
Kurita Water Industries Ltd.	1,000	38,210
Kyowa Exeo Corp.	5,800	163,475
MCJ Co. Ltd.	4,400	47,220
Medipal Holdings Corp.	5,400	101,363
Mizuho Leasing Co. Ltd.	1,300	39,096
MonotaRO Co. Ltd.	500	25,425
Morinaga & Co. Ltd./Japan	4,400	165,354
Murata Manufacturing Co. Ltd.	8,800	794,382
NEC Networks & System Integration Corp.	3,100	53,566
Nichias Corp.	4,400	104,497
Nihon Unisys Ltd.	4,400	172,173
Nippon Sanso Holdings Corp.	5,400	100,212
Nippon Telegraph & Telephone Corp.	61,600	1,578,409
Nissan Chemical Corp.	4,400	275,306
Nisshin Seifun Group Inc.	6,400	101,723
Nitto Denko Corp.	5,800	518,514
Nomura Co. Ltd.	6,400	52,814
Nomura Real Estate Holdings Inc.	5,400	119,407
Nomura Research Institute Ltd.	5,800	207,574
NSD Co. Ltd.	4,400	94,780
NTT Data Corp.	8,800	120,266
Obic Co. Ltd.	400	80,314
Okinawa Electric Power Co. Inc. (The)	4,400	59,067
Otsuka Corp.	1,700	89,738
Outsourcing Inc.	4,400	58,854
PALTAC Corp.	200	10,867
Pan Pacific International Holdings Corp.	5,400	124,899
Penta-Ocean Construction Co. Ltd.	13,400	115,122
Raito Kogyo Co. Ltd.	4,400	77,307
Relo Group Inc.	1,900	45,970
Sanwa Holdings Corp.	7,900	91,974
SBI Holdings Inc.	10,800	255,970
SCSK Corp.	900	51,431

Security	Shares	Value

Japan (continued)
Sekisui House Ltd.	31,700	$644,777
Seven & i Holdings Co. Ltd.	26,400	935,615
Shimizu Corp.	20,600	149,644
Shin-Etsu Chemical Co. Ltd.	5,400	943,542
Shin-Etsu Polymer Co. Ltd.	4,400	40,188
Shionogi & Co. Ltd.	5,800	316,558
Shizuoka Gas Co. Ltd.	4,400	44,066
Sohgo Security Services Co. Ltd.	400	20,728
Sony Corp.	8,800	876,633
Sugi Holdings Co. Ltd.	400	26,733
Takuma Co. Ltd.	4,400	78,543
Terumo Corp.	5,800	242,236
TIS Inc.	5,400	110,568
Tokio Marine Holdings Inc.	33,300	1,712,009
Tokyo Century Corp.	800	63,383
Tokyo Steel Manufacturing Co. Ltd.	4,400	28,468
Tokyo Tatemono Co. Ltd.	8,800	120,606
Unicharm Corp.	5,400	255,865
USS Co. Ltd.	10,800	218,207
Yakult Honsha Co. Ltd.	800	40,293
Yamaguchi Financial Group Inc.	13,200	74,282
Yamaha Corp.	4,400	258,686

		19,743,461

Malaysia — 0.1%
Allianz Malaysia Bhd	2,000	7,349
My EG Services Bhd	44,000	21,002
Top Glove Corp. Bhd	110,000	167,358

		195,709

Mexico — 0.5%
America Movil SAB de CV, Series L, NVS	771,400	560,969
Arca Continental SAB de CV	17,600	84,513
Bolsa Mexicana de Valores SAB de CV	26,400	62,484
Grupo Comercial Chedraui SA de CV	8,800	12,702

		720,668

Netherlands — 0.2%
Aalberts NV	2,526	112,686
IMCD NV	704	89,799

		202,485

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	6,307	149,718
Mainfreight Ltd.	1,100	55,044
Ryman Healthcare Ltd.	8,683	94,964
Summerset Group Holdings Ltd.	3,872	34,988

		334,714

Norway — 0.1%
Borregaard ASA	1,980	32,792
Tomra Systems ASA	1,158	57,156

		89,948

Philippines — 0.1%
Ayala Land Inc.	96,800	82,441
International Container Terminal Services Inc.	30,080	77,356

		159,797

Poland — 0.0%
Neuca SA	44	7,688

Russia — 0.2%
Polymetal International PLC	12,341	284,167

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.2%
AfreecaTV Co. Ltd.	132	$7,351
Douzone Bizon Co. Ltd.	176	16,850
KIWOOM Securities Co. Ltd.	220	25,619
LEENO Industrial Inc.	264	32,809
LG Household & Health Care Ltd.	95	141,674
NICE Information Service Co. Ltd.	528	12,054
SK Gas Ltd.	88	8,465

		244,822

Spain — 2.7%
Cie. Automotive SA	2,684	72,445
Elecnor SA	308	4,146
Iberdrola SA	249,172	3,567,030
Vidrala SA	220	25,545
Viscofan SA	1,320	93,756

		3,762,922

Sweden — 1.2%
AAK AB	2,948	59,588
Assa Abloy AB, Class B	22,158	546,358
Atrium Ljungberg AB, Class B	1,584	33,329
Castellum AB	9,337	237,275
Fabege AB	8,266	130,192
Hexpol AB	8,140	87,222
ICA Gruppen AB	3,270	163,608
Lifco AB, Class B	440	42,272
Platzer Fastigheter Holding AB	1,716	22,441
Swedish Match AB	3,828	297,289

		1,619,574

Switzerland — 8.3%
ALSO Holding AG, Registered	176	50,374
Berner Kantonalbank AG	44	11,349
Chocoladefabriken Lindt & Spruengli AG, Registered	1	100,006
Coca-Cola HBC AG	6,468	210,161
DKSH Holding AG	1,390	104,649
EMS-Chemie Holding AG, Registered	132	127,378
Geberit AG, Registered	951	596,238
Givaudan SA, Registered	153	645,613
Liechtensteinische Landesbank AG	220	13,066
Logitech International SA, Registered	2,200	213,840
Nestle SA, Registered	36,036	4,250,369
Novartis AG, Registered	43,941	4,158,227
Roche Holding AG, Bearer	962	337,372
Siegfried Holding AG, Registered	44	32,429
Sika AG, Registered	1,750	478,704
Straumann Holding AG, Registered	88	102,689
Temenos AG, Registered	610	85,329

		11,517,793

Taiwan — 1.1%
Advantech Co. Ltd.	13,000	161,933
Chailease Holding Co. Ltd.	51,000	304,933
E.Sun Financial Holding Co. Ltd.	557,809	507,225
Poya International Co. Ltd.	3,000	61,499
Shanghai Commercial & Savings Bank Ltd. (The)	352,000	514,884

		1,550,474

Thailand — 0.2%
CP ALL PCL, NVDR(b)	61,600	119,767
Krungthai Card PCL, NVDR	30,800	61,168
Vibhavadi Medical Center PCL, NVDR	2,235,200	109,671

		290,606

Security	Shares	Value

Turkey — 0.1%
BIM Birlesik Magazalar AS	18,630	$189,245

United Arab Emirates — 0.2%
Aldar Properties PJSC	217,536	186,553
National Central Cooling Co. PJSC	45,540	32,855

		219,408

United Kingdom — 12.4%
Ashtead Group PLC	6,799	319,524
Avon Rubber PLC	264	11,422
B&M European Value Retail SA	22,528	158,962
BAE Systems PLC	175,682	1,173,845
Bunzl PLC	8,422	281,249
CareTech Holdings PLC	2,244	16,012
Clarkson PLC	792	29,231
Clinigen Group PLC	1,584	14,615
Cranswick PLC	1,232	59,280
Croda International PLC	2,399	216,303
DCC PLC	3,091	218,783
Dechra Pharmaceuticals PLC	1,517	71,541
Diageo PLC	67,232	2,644,961
Diploma PLC	3,639	109,037
EMIS Group PLC	1,989	29,418
Experian PLC	15,227	578,020
Ferguson PLC	9,134	1,109,231
Focusrite PLC	396	5,819
Games Workshop Group PLC	660	101,045
Gamma Communications PLC	792	17,809
Genus PLC	660	37,856
Grainger PLC	14,960	57,995
Halma PLC	4,095	137,087
Hargreaves Lansdown PLC	8,492	177,024
HomeServe PLC	7,679	107,592
Impax Asset Management Group PLC	1,188	11,335
Intertek Group PLC	3,549	274,002
Learning Technologies Group PLC	4,620	11,494
Liontrust Asset Management PLC	1,980	35,185
London Stock Exchange Group PLC	3,256	400,927
Reckitt Benckiser Group PLC	24,156	2,160,170
RELX PLC	62,049	1,520,360
RWS Holdings PLC	3,786	27,740
Sage Group PLC (The)	40,040	318,544
Sanne Group PLC	4,708	39,643
Smith & Nephew PLC	20,078	414,429
Spectris PLC	3,662	141,063
Spirax-Sarco Engineering PLC	930	143,589
Ultra Electronics Holdings PLC	2,068	58,572
Unilever PLC	65,780	3,949,195

		17,189,909

Total Common Stocks — 99.6% (Cost: $127,926,862)		137,791,212

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	140,000	$140,000

Total Short-Term Investments — 0.1% (Cost: $140,000)		140,000

Total Investments in Securities — 99.7% (Cost: $128,066,862)		137,931,212

Other Assets, Less Liabilities — 0.3%		368,510

Net Assets — 100.0%		$138,299,722

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$88,780	$—		$(88,608	)(b)	$(112)	$(60)	$—	—	$4,671	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	70,000	(b)	—		—	—	140,000	140,000	158		—

						$(112)	$(60)	$140,000		$4,829		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	5	03/19/21	$322	$8,697

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® International Dividend Growth ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$137,791,212	$—	$—	$137,791,212
Money Market Funds	140,000	—	—	140,000

	$137,931,212	$—	$—	$137,931,212

Derivative financial instruments(a)
Assets
Futures Contracts	$8,697	$—	$—	$8,697

(a)	Shown at the unrealized appreciation (depreciation) on the contracts

Portfolio Abbreviations - Equity

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

6